Share-based Compensation (Share Option Assumptions) (Details)	12 Months Ended
Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield (as a percent)	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility rate (as a percent)	54.91%
Expected term (years)	5 years 3 months 18 days
Risk-free interest rate (per annum) (as a percent)	3.57%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility rate (as a percent)	54.37%
Expected term (years)	4 years 7 months 20 days
Risk-free interest rate (per annum) (as a percent)	2.65%